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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:  6/30/2007
                                                          -------------
            Check here if Amendment[ ]:  Amendment Number:
                                                          -------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         MICHAEL R. MURPHY
              ------------------------------------------------------------------
Address:      191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
              ------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael R. Murphy
              ------------------------------------------------------------------
Title:        Managing Member of Discovery Group I, LLC
              ------------------------------------------------------------------
Phone:        312-265-9600
              ------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/13/2007
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          ---------------

Form 13F Information Table Entry Total:
                      47
          ---------------
Form 13F Information Table Value Total:
           $    225,060 (thousands)
          --------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                  WITH THE SEC.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number      Name
1                  28-11635                  DANIEL J. DONOGHUE
-------            --------------------      -----------------------------------
2                  28-11637                  DISCOVERY GROUP I, LLC
-------            --------------------      -----------------------------------

                                                      13F INFORMATION TABLE
                                                            6/30/2007

       COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                 Voting Authority

        NAME OF                 TITLE OF                VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER
        ISSUER                   CLASS        CUSIP   (X $1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED    NONE
ALLION HEALTHCARE INC              COM      019615103     2,945    499,074  SH         SHARED-OTHER   1, 2              499,074
ASHWORTH INC                       COM      04516H101     1,801    257,352  SH         SHARED-OTHER   1, 2              257,352
BALDWIN TECHNOLOGY INC            CL A      058264102     3,142    521,100  SH         SHARED-OTHER   1, 2              521,100
CARDINAL FINL CORP                 COM      14149F109     2,248    228,000  SH         SHARED-OTHER    1                228,000
CASCADE MICROTECH INC              COM      147322101    11,230    936,638  SH         SHARED-OTHER   1, 2              936,638
COLLECTORS UNIVERSE INC          COM NEW    19421R200     2,549    166,692  SH         SHARED-OTHER   1, 2              166,692
DYNAMICS RESH CORP                 COM      268057106     2,090    160,377  SH         SHARED-OTHER   1, 2              160,377
ELECTRONIC CLEARING HOUSE IN COM PAR.01 NEW 285562500    13,647    974,110  SH         SHARED-OTHER   1, 2              974,110
EPIC BANCORP                       COM      294250105     1,227     89,207  SH         SHARED-OTHER    1                 89,207
EXACTECH INC                       COM      30064E109     2,185    135,884  SH         SHARED-OTHER   1, 2              135,884
FAUQUIER BANKSHARES INC VA         COM      312059108       252     11,089  SH         SHARED-OTHER    1                 11,089
FIDELITY SOUTHN CORP NEW           COM      316394105     2,103    123,428  SH         SHARED-OTHER    1                123,428
FIRST BUS FINL SVCS INC WIS        COM      319390100       843     41,245  SH         SHARED-OTHER    1                 41,245
FIRST LONG IS CORP                 COM      320734106       381     18,310  SH         SHARED-OTHER    1                 18,310
FIRST MARINER BANCORP              COM      320795107     1,337    103,849  SH         SHARED-OTHER    1                103,849
FNB FINANCIAL SERVICES CORP        COM      302526108       711     50,289  SH         SHARED-OTHER    1                 50,289
FRANKLIN BK CORP DEL               COM      352451108       990     66,418  SH         SHARED-OTHER    1                 66,418
FRANKLIN CR MGMT CORP            COM NEW    353487200       662    137,733  SH         SHARED-OTHER    1                137,733
GREENFIELD ONLINE INC              COM      395150105     8,227    517,070  SH         SHARED-OTHER   1, 2              517,070
HAWK CORP                         CL A      420089104    12,222    894,725  SH         SHARED-OTHER   1, 2              894,725
HF FINL CORP                       COM      404172108       582     33,199  SH         SHARED-OTHER    1                 33,199
HUTTIG BLDG PRODS INC              COM      448451104    10,705  1,414,200  SH         SHARED-OTHER   1, 2            1,414,200
HYPERCOM CORP                      COM      44913M105    15,135  2,560,935  SH         SHARED-OTHER   1, 2            2,560,935
LINCOLN BANCORP IND                COM      532879103     1,643     87,652  SH         SHARED-OTHER    1                 87,652
LINCOLN EDL SVCS CORP              COM      533535100     6,647    447,300  SH         SHARED-OTHER   1, 2              447,300
MATRIXX INITIATIVES INC            COM      57685L105     6,198    296,120  SH         SHARED-OTHER   1, 2              296,120
MEDIWARE INFORMATION SYS INC       COM      584946107       527     73,198  SH         SHARED-OTHER   1, 2               73,198
NATIONAL MED HEALTH CARD SYS     COM NEW    636918302    12,037    752,317  SH         SHARED-OTHER   1, 2              752,317
NUTRACEUTICAL INTL CORP            COM      67060Y101     5,143    310,364  SH         SHARED-OTHER   1, 2              310,364
OLD POINT FINL CORP                COM      680194107       247      9,660  SH         SHARED-OTHER    1                  9,660
OLD SECOND BANCORP INC ILL         COM      680277100     2,137     73,300  SH         SHARED-OTHER    1                 73,300
OPENTV CORP                        CL A     G67543101     7,868  3,711,087  SH         SHARED-OTHER   1, 2            3,711,087
POLYMEDICA CORP                    COM      731738100    14,907    364,920  SH         SHARED-OTHER   1, 2              364,920
PRINCETON NATL BANCORP             COM      742282106       346     12,537  SH         SHARED-OTHER    1                 12,537
PSYCHEMEDICS CORP                COM NEW    744375205     4,618    225,900  SH         SHARED-OTHER   1, 2              225,900
RADYNE CORP                      COM NEW    750611402    17,269  1,618,427  SH         SHARED-OTHER   1, 2            1,618,427
REDENVELOPE INC                    COM      75733R601       761    115,000  SH         SHARED-OTHER   1, 2              115,000
RTW INC                          COM NEW    74974R206       109     13,166  SH         SHARED-OTHER    1                 13,166
SPANISH BROADCASTING SYS INC      CL A      846425882    17,196  3,999,029  SH         SHARED-OTHER   1, 2            3,999,029
SUSSEX BANCORP                     COM      869245100     1,976    137,673  SH         SHARED-OTHER    1                137,673
TAYLOR CAP GROUP INC               COM      876851106     1,568     56,959  SH         SHARED-OTHER    1                 56,959
TESSCO TECHNOLOGIES INC            COM      872386107     2,102    108,240  SH         SHARED-OTHER   1, 2              108,240
TIB FINL CORP                      COM      872449103     1,781    138,596  SH         SHARED-OTHER    1                138,596
TNS INC                            COM      872960109    12,852    891,910  SH         SHARED-OTHER   1, 2              891,910
TRIAD GTY INC                      COM      895925105       639     16,000  SH         SHARED-OTHER    1                 16,000
VNUS MED TECHNOLOGIES INC          COM      928566108     6,599    492,483  SH         SHARED-OTHER   1, 2              492,483
WARWICK VALLEY TEL CO              COM      936750108     2,676    205,830  SH         SHARED-OTHER   1, 2              205,830

TOTAL                                                   225,060 24,098,592                                           24,098,592